Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Fair value (in Dollars)	$ 20,463,632	$ 15,224,665	$ 2,047,000	$ 2,047,000
Minimum [Member]
Fair Value Measurements [Line Items]
Equity event term	6 months	1 year
Liquidity event term	3 years 6 months	4 years
Maximum [Member]
Fair Value Measurements [Line Items]
Equity event term	12 months	2 years
Liquidity event term	4 years	5 years